Taxes (Details) - Schedule of income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Before Income Taxes Abstract
Non-PRC	$ (472)
PRC	9,897	8,161	7,613
Total	$ 9,425	$ 8,161	$ 7,613